CONVERTIBLE NOTES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

The Company’s convertible notes outstanding at September 30, 2021 and June 30, 2021 were as follows:

	September 30, 2021	June 30, 2021
	(Unaudited)
Convertible notes and debenture	$377,780	$400,128
Unamortized discounts	(7,565)	(6,139)
Accrued interest	37,348	34,098
Premium, net	177,045	196,496
Convertible notes, net	$584,608	$624,583

The Company’s convertible notes outstanding at June 30, 2021 and 2020 were as follows:

	June 30, 2021	June 30, 2020
Convertible notes and debenture	$400,128	$1,029,496
Unamortized discounts	(6,139)	(126,667)
Accrued interest	34,098	80,101
Premium, net	196,496	574,804
Convertible notes, net	$624,583	$1,557,734